UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Investment Quality Municipal Income Trust (RFA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 1.4%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$100	$102,213
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	90	93,004

		195,217

California — 19.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	195	216,432
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	130	141,527
St. Joseph Health System, Series A, 5.75%, 7/01/39	195	207,289
California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	300	324,009
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	155	166,940
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	395	409,868
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	250	268,918
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	240	258,098
San Francisco City & County Airports Commission, Refunding RB, Second Series A-3, Mandatory Put Bonds, AMT, 6.75%, 5/01/19 (a)	500	515,170
State of California, GO, Various Purpose, 6.00%, 3/01/33	185	212,498

		2,720,749

Municipal Bonds	Par (000)	Value

Florida — 4.3%
Arborwood Community Development District, Special Assessment Bonds, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	$205	$162,012
County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (b)	100	31,578
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	450	416,083

		609,673

Georgia — 4.1%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub- Series D, 6.00%, 1/01/23	500	578,345

Illinois — 6.9%
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	245	261,962
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	75	77,813
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	250	278,505
OSF Healthcare System, Series A, 6.00%, 5/15/39	150	158,241
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	195	204,073

		980,594

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	335	368,299

Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	250	274,440

Kentucky — 4.1%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	100	105,988

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	$220	$245,183
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	215	228,741

		579,912

Maryland — 1.0%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	145	148,045

Massachusetts — 5.1%
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	185	188,300
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	250	257,990
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	273,980

		720,270

Michigan — 6.8%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	290	297,131
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	250	274,855
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	325	390,670

		962,656

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	45	46,311

Nevada — 5.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	250	279,568
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	440	472,714

		752,282

New Jersey — 6.6%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	175	183,286
School Facilities Construction, Series AA, 5.50%, 12/15/29	250	279,443
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	165	174,299
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	190	211,436

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	$100	$93,588

		942,052

New York — 4.3%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	250	270,582
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	85	91,072
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	225	247,559

		609,213

North Carolina — 4.9%
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	325	318,656
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43 (c)	395	379,733

		698,389

Pennsylvania — 5.6%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	330,111
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.15%, 4/01/38	200	212,504
Pennsylvania Turnpike Commission, RB, Sub-Series C (AGC), 6.25%, 6/01/38	215	248,566

		791,181

Texas — 10.6%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	85	91,860
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	140	153,503
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	287,487
Lower Colorado River Authority, RB, 5.75%, 5/15/28	120	128,851
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	276,738
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	280	298,990
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	250	271,285

		1,508,714

2	BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Income Trust (RFA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

West Virginia — 1.1%
West Virginia EDA, Refunding RB, Appalachian Power Co., Amos Project, Series A, 5.38%, 12/01/38 (a)	$160	$162,546

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	180	194,477

Virginia — 2.1%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	250	291,878

Total Municipal Bonds – 99.6%		14,135,243

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 19.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	300	324,813
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	300	306,720
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	700	803,262
Series C, 5.25%, 8/01/39	390	419,562
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	60	62,262
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	615	669,985
University of California, RB, Series O, 5.75%, 5/15/34	210	239,471

		2,826,075

District of Columbia — 3.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	195	223,333
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	300	326,882

		550,215

Florida — 5.6%
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	280	288,694
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	270	303,677
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	182	196,874

		789,245

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Illinois — 5.2%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	$400	$468,148
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	250	270,209

		738,357

Nevada — 4.0%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	500	564,770

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	165	181,289

New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	300	315,960

New York — 6.3%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	240	274,080
Series FF-2, 5.50%, 6/15/40	255	287,753
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	300	329,055

		890,888

Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	230	240,932

South Carolina — 4.0%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	510	566,227

Texas — 5.3%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	300	331,834
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	400	425,184

		757,018

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	130	141,447

BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Income Trust (RFA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$240	$252,439

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 62.2%		8,814,862

Total Long-Term Investments (Cost – $21,418,576) – 161.8%		22,950,105

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund (e)(f)	435,713	435,713

Total Short-Term Securities (Cost – $435,713) – 3.1%		435,713

Total Investments (Cost – $21,854,289*) – 164.9%		23,385,818
Liabilities in Excess of Other Assets – (0.4)%		(49,825)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (32.2)%		(4,573,211)
Preferred Shares, at Redemption Value – (32.3)%		(4,575,160)

Net Assets Applicable to Common Shares – 100.0%		$14,187,622

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$17,281,742

Gross unrealized appreciation	$1,625,143
Gross unrealized depreciation	(90,900)

Net unrealized appreciation	$1,534,243

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JP Morgan Chase Bank NA	$379,733	$616

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

FFI Institutional Tax-Exempt Fund	353,621	82,092	435,713	$99

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$22,950,105	—	$22,950,105
Short-Term Securities	$435,713	—	—	435,713

Total	$435,713	$22,950,105	—	$23,385,818

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK INVESTMENT QUALITY MUNICIPAL INCOME TRUST	OCTOBER 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Investment Quality Municipal Income Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: December 22, 2010